Reporting Entity - Additional Information (Detail) - 12 months ended Dec. 31, 2017 € in Thousands, $ in Thousands	USD ($)	EUR (€)
Disclosure of Description Of Reporting Entity [line items]
Payment through treasury shares, percentage of gross revenue	15.00%	15.00%
Turkish treasury [member]
Disclosure of Description Of Reporting Entity [line items]
Percentage of treasury shares transferred as universal service fund	90.00%	90.00%
Turkish ministry [member]
Disclosure of Description Of Reporting Entity [line items]
Percentage of treasury shares transferred as universal service fund	10.00%	10.00%
Turkcell holding A.S. [member]
Disclosure of Description Of Reporting Entity [line items]
Ownership interest by parent	51.00%	51.00%
2G license [member]
Disclosure of Description Of Reporting Entity [line items]
License contract period	25 years	25 years
License fee | $	$ 500,000
Payment through treasury shares, percentage of gross revenue	15.00%	15.00%
3G license [member]
Disclosure of Description Of Reporting Entity [line items]
License fee		€ 358,000
4.5G license tender [member]
Disclosure of Description Of Reporting Entity [line items]
License contract period	13 years	13 years
Value added tax percentage	18.00%	18.00%
Tender price (excludes VAT of 18%)		€ 1,623,460